Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2016
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2016
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,032	¥742	¥34	¥—	¥1,808
Private equity investments(3)	—	—	20	—	20
Japanese government securities	2,973	—	—	—	2,973
Japanese agency and municipal securities	—	215	—	—	215
Foreign government, agency and municipal securities	3,673	1,383	4	—	5,060
Bank and corporate debt securities and loans for trading purposes	—	1,061	107	—	1,168
Commercial mortgage-backed securities (“CMBS”)	—	44	17	—	61
Residential mortgage-backed securities (“RMBS”)	—	3,065	9	—	3,074
Real estate-backed securities	—	—	38	—	38
Collateralized debt obligations (“CDOs”) and other(4)	—	80	10	—	90
Investment trust funds and other	356	95	2	—	453

Total trading assets and private equity investments	8,034	6,685	241	—	14,960

Derivative assets(5)
Equity contracts	5	1,229	51	—	1,285
Interest rate contracts	11	28,688	126	—	28,825
Credit contracts	1	649	29	—	679
Foreign exchange contracts	0	6,886	21	—	6,907
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(36,325)	(36,325)

Total derivative assets	18	37,452	227	(36,325)	1,372

Subtotal	¥8,052	¥44,137	¥468	¥(36,325)	¥16,332

Loans and receivables(6)	—	277	26	—	303
Collateralized agreements(7)	—	1,099	—	—	1,099
Other assets
Non-trading debt securities	337	534	0	—	871
Other(2)(3)	426	122	57	—	605

Total	¥8,815	¥46,169	¥551	¥(36,325)	¥19,210

Liabilities:
Trading liabilities
Equities	¥1,108	¥29	¥0	¥—	¥1,137
Japanese government securities	1,746	—	—	—	1,746
Japanese agency and municipal securities	—	9	—	—	9
Foreign government, agency and municipal securities	2,203	747	—	—	2,950
Bank and corporate debt securities	—	519	3	—	522
Commercial mortgage-backed securities (“CMBS”)	—	0	—	—	0
Residential mortgage-backed securities (“RMBS”)	—	3	—	—	3
Collateralized debt obligations (“CDOs”) and other(4)	—	2	—	—	2
Investment trust funds and other	78	2	0	—	80

Total trading liabilities	5,135	1,311	3	—	6,449

Derivative liabilities(5)
Equity contracts	5	1,491	45	—	1,541
Interest rate contracts	8	28,380	109	—	28,497
Credit contracts	1	776	29	—	806
Foreign exchange contracts	0	6,624	30	—	6,654
Commodity contracts	8	0	—	—	8
Netting	—	—	—	(36,456)	(36,456)

Total derivative liabilities	22	37,271	213	(36,456)	1,050

Subtotal	¥5,157	¥38,582	¥216	¥(36,456)	¥7,499

Short-term borrowings(8)	¥1	¥309	¥21	¥—	¥331
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	571	—	—	571
Long-term borrowings(8)(10)(11)	105	2,265	331	—	2,701
Other liabilities(12)	150	111	2	—	263

Total	¥5,413	¥41,838	¥570	¥(36,456)	¥11,365

	Billions of yen
	March 31, 2017
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2017
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,199	¥984	¥34	¥—	¥2,217
Private equity investments(3)	—	—	13	—	13
Japanese government securities	2,319	—	—	—	2,319
Japanese agency and municipal securities	—	174	1	—	175
Foreign government, agency and municipal securities	2,704	1,134	3	—	3,841
Bank and corporate debt securities and loans for trading purposes	—	1,178	108	—	1,286
Commercial mortgage-backed securities (“CMBS”)	—	10	1	—	11
Residential mortgage-backed securities (“RMBS”)	—	3,787	0	—	3,787
Real estate-backed securities	—	—	41	—	41
Collateralized debt obligations (“CDOs”) and other(4)	—	64	27	—	91
Investment trust funds and other	256	56	0	—	312

Total trading assets and private equity investments	6,478	7,387	228	—	14,093

Derivative assets(5)
Equity contracts	6	986	40	—	1,032
Interest rate contracts	10	15,293	88	—	15,391
Credit contracts	1	485	11	—	497
Foreign exchange contracts	0	6,399	39	—	6,438
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(22,322)	(22,322)

Total derivative assets	18	23,163	178	(22,322)	1,037

Subtotal	¥6,496	¥30,550	¥406	¥(22,322)	¥15,130

Loans and receivables(6)	0	473	66	—	539
Collateralized agreements(7)	—	1,084	5	—	1,089
Other assets
Non-trading debt securities	212	563	—	—	775
Other(2)(3)	571	109	163	—	843

Total	¥7,279	¥32,779	¥640	¥(22,322)	¥18,376

Liabilities:
Trading liabilities
Equities	¥1,000	¥273	¥1	¥—	¥1,274
Japanese government securities	2,182	—	—	—	2,182
Japanese agency and municipal securities	—	4	—	—	4
Foreign government, agency and municipal securities	2,634	627	—	—	3,261
Bank and corporate debt securities	—	503	—	—	503
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	2	1	—	3
Investment trust funds and other	42	3	—	—	45

Total trading liabilities	5,858	1,412	2	—	7,272

Derivative liabilities(5)
Equity contracts	5	1,199	46	—	1,250
Interest rate contracts	5	15,084	110	—	15,199
Credit contracts	1	619	21	—	641
Foreign exchange contracts	0	6,080	16	—	6,096
Commodity contracts	4	0	—	—	4
Netting	—	—	—	(22,270)	(22,270)

Total derivative liabilities	15	22,982	193	(22,270)	920

Subtotal	¥5,873	¥24,394	¥195	¥(22,270)	¥8,192

Short-term borrowings(8)	¥—	¥331	¥70	¥—	¥401
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	537	3	—	540
Long-term borrowings(8)(10)(11)	109	2,036	410	—	2,555
Other liabilities(12)	351	105	1	—	457

Total	¥6,333	¥27,403	¥679	¥(22,270)	¥12,145

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)

In accordance with ASU 2015-07 “Disclosures for investments in certain entities that calculate net asset value per share (or Its Equivalents)” (“ASU2015-07”), certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation. As of March 31, 2016 and March 31, 2017, the fair values of these investments which are included in “Trading assets and private equity investments” were ¥78 billion and ¥62 billion, respectively. As of March 31, 2016 and March 31, 2017, the fair values of these investments which are included in “Other assets—  Others” were ¥4 billion and ¥8 billion, respectively.

(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option has been elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(8)	Includes structured notes for which the fair value option has been elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2016
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥ 34	DCF	Liquidity discounts	30.0 – 45.0%	41.7%	Lower fair value	Not applicable

Private equity investments	20	Market multiples	EV/EBITDA ratios Price/Book ratios Liquidity discounts	7.8 x 1.1 x 0.0 – 30.0%	7.8 x 1.1 x 22.9%	Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Foreign government, agency and municipal securities	4	DCF	Credit spreads	0.0 – 5.9%	1.3%	Lower fair value	Not applicable

Bank and corporate debt securities and loans for trading purposes	107	DCF	Credit spreads Recovery rates	0.0 – 40.7% 0.0 – 97.0%	5.3% 68.6%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage-backed securities (“CMBS”)	17	DCF	Yields Loss severities	0.0 – 183.1% 0.0 – 20.0%	7.7% 10.0%	Lower fair value Lower fair value	No predictable interrelationship

Residential mortgage-backed securities (“RMBS”)	9	DCF	Yields Prepayment rates Loss severities	0.0 – 17.4% 2.7 – 12.0% 4.5 – 60.6%	4.1% 9.0% 30.1%	Lower fair value Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	38	DCF	Yields Loss severities	4.0 – 165.1% 0.0 – 100.0%	25.3% 21.4%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	10	DCF	Yields Prepayment rates Default probabilities Loss severities	10.8 – 25.0% 4.0 – 20.0% 2.0 – 5.5% 30.0 – 88.0%	21.1% 19.6% 2.6% 31.8%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	¥ 6	Option models	Dividend yield Volatilities Correlations	0.0 – 13.7% 0.0 – 125.2% (0.74) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	17	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 3.3% 13.8 – 17.4% 31.9 – 83.0 bp (0.65) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	0	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 45.9% 0.0 – 90.0% 30.0 – 58.1% 0.26 – 0.87	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	(9)	Option models	Volatilities	1.0 – 31.6%	—	Higher fair value	Not applicable

Loans and receivables	26	DCF	Credit spreads	0.0 – 16.8%	4.9%	Lower fair value	Not applicable

Other assets
Other(6)	57	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.5% 1.0% 0.6 – 0.7% 30.0%	5.5% 1.0% 0.7% 30.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	4.0 – 13.5 x 3.7 – 31.5 x 0.0 – 5.6 x 20.0 – 30.0%	8.0 x 19.6 x 1.1 x 27.7%	Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥ 3	DCF	Credit spreads	0.9 – 10.3%	2.9%	Lower fair value	Not applicable

Short-term borrowings	21	DCF/ Option models	Volatilities	34.6%	—	Higher fair value	Not applicable

Long-term borrowings	331	DCF/ Option models	Volatilities Volatilities Correlations	13.8 – 34.6% 44.7 – 71.2 bp (0.57) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelations

	March 31, 2017
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥ 34	DCF	Liquidity discounts	45.0 – 65.0%	57.7%	Lower fair value	Not applicable

Private equity investments	13	Market multiples	EV/EBITDA ratios Liquidity discounts	7.4x 30.0%	7.4x 30.0%	Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Foreign government, agency and municipal securities	3	DCF	Credit spreads	0.0 – 1.3%	0.9%	Lower fair value	Not applicable

Bank and corporate debt securities and loans for trading purposes	108	DCF	Credit spreads Recovery rates	0.0 – 16.9% 0.0 – 97.0%	4.4% 38.0%	Lower fair value Higher fair value	No predictable interrelationship

Real estate-backed securities	41	DCF	Yields Loss severities	7.0 – 77.8% 0.0 – 35.2%	20.7% 15.8%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	27	DCF	Yields Prepayment rates Default probabilities Loss severities	5.0 – 18.0% 20.0% 1.0 – 2.0% 44.0 – 100.0%	11.9% 20.0% 2.0% 90.3%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	¥ (6)	Option models	Dividend yield Volatilities Correlations	0.0 – 10.0% 3.0 – 70.0% (0.80) – 0.96	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(22)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 3.7% 12.4 – 15.7% 30.2 – 79.0 bp (0.55) – 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(10)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 17.0% 20.0 – 90.0% 16.2 – 83.0% 0.35 – 0.93	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	23	DCF/ Option models	Interest rates Volatilities Correlations	0.1 – 3.0% 1.0 – 27.5% 0.35 – 0.80	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	March 31, 2017
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable valuation input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Loans and receivables	66	DCF	Credit spreads	0.0 – 20.0%	2.1%	Lower fair value	Not applicable

Collateralized agreements	5	DCF	Repo rate	3.5%	3.5%	Lower fair value	Not applicable

Other assets
Other(6)	163	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.2 – 10.5% 1.0 – 2.5% 0.6 – 0.7% 0.0 – 30.0%	10.0% 2.4% 0.7% 2.7%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios EV/AUM Liquidity discounts	3.3 – 8.8x 6.7 – 59.2x 0.0 – 3.8x 1.5x 12.9 – 30.0%	7.0x 15.1x 1.1x 1.5x 27.3%	Higher fair value Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	70	DCF/ Option models	Volatilities Correlations	3.9 – 60. 1% (0.80) – 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Collateralized financing	3	DCF	Repo rate	2.2%	2.2%	Lower fair value	Not applicable

Long-term borrowings	410	DCF	Yields Prepayment rates Default probabilities Loss severities	9.2 – 13.0% 20.0% 2.0% 30.0%	11.3% 20.0% 2.0% 30.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

		DCF/ Option models	Volatilities Volatilities Correlations	3.9 – 60.1% 38.4 – 61.6 bp (0.80) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
(4)	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
(5)	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.
(7)	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

		Billions of yen
		Year ended March 31, 2016
	Balance as of April 1, 2015	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of March 31, 2016
Assets:
Trading assets and private equity investments
Equities	¥25	¥—	¥—	¥17	¥(7)	¥—	¥(1)	¥2	¥(2)	¥34
Private equity investments	39	14	—	—	(25)	—	(2)	—	(6)	20
Japanese agency and municipal securities	—	0	—	11	(11)	—	—	—	0	—
Foreign government, agency and municipal securities	3	0	—	21	(22)	—	0	3	(1)	4
Bank and corporate debt securities and loans for trading purposes	167	(9)	—	164	(243)	—	(9)	60	(23)	107
Commercial mortgage-backed securities (“CMBS”)	2	2	—	15	(3)	—	0	1	—	17
Residential mortgage-backed securities (“RMBS”)	1	0	—	1	(1)	—	0	8	—	9
Real estate-backed securities	13	0	—	35	(20)	—	(3)	13	—	38
Collateralized debt obligations (“CDOs”) and other	15	(8)	—	9	(14)	—	(1)	16	(7)	10
Investment trust funds and other	4	0	—	2	(1)	—	0	0	(3)	2

Total trading assets and private equity investments	269	(1)	—	275	(347)	—	(16)	103	(42)	241

Derivatives, net(4)
Equity contracts	(6)	11	—	—	—	(4)	0	1	4	6
Interest rate contracts	(22)	(17)	—	—	—	61	(3)	(1)	(1)	17
Credit contracts	4	(1)	—	—	—	(4)	0	(6)	7	0
Foreign exchange contracts	(5)	(14)	—	—	—	18	1	(3)	(6)	(9)
Commodity contracts	0	0	—	—	—	0	0	—	—	—

Total derivatives, net	(29)	(21)	—	—	—	71	(2)	(9)	4	14

Subtotal	¥240	¥(22)	¥—	¥275	¥(347)	¥71	¥(18)	¥94	¥(38)	¥255

Loans and receivables	¥15	¥(1)	¥—	¥7	¥(1)	¥—	¥(2)	¥8	¥—	¥26
Other assets
Non-trading debt securities	0	—	—	—	—	—	0	—	—	0
Other	53	6	0	3	(4)	—	(1)	0	0	57

Total	¥308	¥(17)	¥0	¥285	¥(352)	¥71	¥(21)	¥102	¥(38)	¥338

Liabilities:
Trading liabilities
Equities	¥3	¥(1)	¥—	¥1	¥(4)	¥—	¥0	¥1	¥(2)	¥0
Bank and corporate debt securities	0	(2)	—	1	0	—	0	1	(1)	3
Investment trust funds and other	—	0	—	—	—	—	0	0	—	0

Total trading liabilities	¥3	¥(3)	¥—	¥2	¥(4)	¥—	¥0	¥2	¥(3)	¥3

Short-term borrowings	1	(2)	—	27	(1)	—	0	9	(17)	21
Payables and deposits	0	0	—	0	0	—	0	—	—	0
Long-term borrowings	525	30	—	232	(412)	—	(7)	114	(91)	331
Other liabilities	—	(2)	—	0	0	—	0	0	0	2

Total	¥529	¥23	¥—	¥261	¥(417)	¥—	¥(7)	¥125	¥(111)	¥357

		Billions of yen
		Year ended March 31, 2017
	Balance as of April 1, 2016	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of March 31, 2017
Assets:
Trading assets and private equity investments
Equities	¥34	¥(2)	¥—	¥11	¥(10)	¥—	¥(1)	¥9	¥(7)	¥34
Private equity investments	20	1	—	0	(5)	—	(2)	—	(1)	13
Japanese agency and municipal securities	—	0	—	1	0	—	—	0	—	1
Foreign government, agency and municipal securities	4	0	—	5	(7)	—	0	5	(4)	3
Bank and corporate debt securities and loans for trading purposes	107	2	—	97	(131)	—	(2)	62	(27)	108
Commercial mortgage-backed securities (“CMBS”)	17	0	—	—	(16)	—	0	0	0	1
Residential mortgage-backed securities (“RMBS”)	9	0	—	14	(20)	—	(2)	0	(1)	0
Real estate-backed securities	38	(4)	—	41	(34)	—	0	—	—	41
Collateralized debt obligations (“CDOs”) and other	10	(11)	—	76	(58)	—	1	16	(7)	27
Investment trust funds and other	2	1	—	0	(3)	—	0	0	0	0

Total trading assets and private equity investments	241	(13)	—	245	(284)	—	(6)	92	(47)	228

Derivatives, net(4)
Equity contracts	6	(16)	—	—	—	(7)	0	22	(11)	(6)
Interest rate contracts	17	24	—	—	—	(39)	0	(15)	(9)	(22)
Credit contracts	0	0	—	—	—	(5)	(1)	(4)	0	(10)
Foreign exchange contracts	(9)	9	—	—	—	14	1	4	4	23
Commodity contracts	—	0	—	—	—	0	0	—	—	—

Total derivatives, net	14	17	—	—	—	(37)	0	7	(16)	(15)

Subtotal	¥255	¥4	¥—	¥245	¥(284)	¥(37)	¥(6)	¥99	¥(63)	¥213

Loans and receivables	¥26	¥(1)	¥—	¥47	¥(16)	¥—	¥1	¥14	¥(5)	¥66
Collateralized agreements	—	0	—	—	—	—	0	5	—	5
Other assets
Non-trading debt securities	0	0	—	—	0	—	0	—	—	—
Other	57	(5)	0	108	(4)	—	10	7	(10)	163

Total	¥338	¥(2)	¥0	¥400	¥(304)	¥(37)	¥5	¥125	¥(78)	¥447

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥4	¥(3)	¥—	¥0	¥3	¥(3)	¥1
Bank and corporate debt securities	3	0	—	0	(1)	—	0	0	(2)	0
Collateralized debt obligations (“CDOs”) and other	—	0	—	4	(3)	—	0	—	0	1
Investment trust funds and other	0	0	—	0	0	—	0	—	0	0

Total trading liabilities	¥3	¥0	¥—	¥8	¥(7)	¥0	¥0	¥3	¥(5)	¥2

Short-term borrowings	21	0	0	87	(38)	—	(3)	7	(4)	70
Payables and deposits	0	0	—	0	0	—	—	—	0	0
Collateralized financing	—	—	—	3	—	—	—	—	—	3
Long-term borrowings	331	9	(4)	190	(113)	—	0	132	(125)	410
Other liabilities	2	0	—	1	(1)	(2)	0	1	0	1

Total	¥357	¥9	¥(4)	¥289	¥(159)	¥(2)	¥(3)	¥143	¥(134)	¥486

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
(4)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(5)	In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	March 31
	2016	2017
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥0	¥(1)
Private equity investments	6	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(8)	0
Commercial mortgage-backed securities (“CMBS”)	4	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	(1)
Collateralized debt obligations (“CDOs”) and other	(4)	(3)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(2)	(4)

Derivatives, net(2)
Equity contracts	4	(8)
Interest rate contracts	14	(12)
Credit contracts	(4)	0
Foreign exchange contracts	(9)	6
Commodity contracts	—	0

Total derivatives, net	5	(14)

Subtotal	¥3	¥(18)

Loans and receivables	(1)	1
Collateralized agreements	—	0
Other assets
Non-trading debt securities	0	0
Other	4	(4)

Total	¥6	¥(21)

Liabilities:
Trading liabilities
Equities	¥0	¥(1)
Bank and corporate debt securities	(2)	1
Collateralized debt obligations (“CDOs”) and other	—	0
Investment trust funds and other	0	—

Total trading liabilities	¥(2)	¥0

Short-term borrowings	(2)	0
Payables and deposits	1	0
Long-term borrowings	33	(4)
Other liabilities	(2)	0

Total	¥28	¥(4)

(1)	Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(3)	In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2016
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥56	¥0	Monthly	Same day-90 days
Venture capital funds	2	1	—	—
Private equity funds	23	18	—	—
Real estate funds	1	—	—	—

Total	¥82	¥19

	Billions of yen
	March 31, 2017
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥37	¥0	Monthly	Same day-90 days
Venture capital funds	3	1	—	—
Private equity funds	26	14	—	—
Real estate funds	4	—	—	—

Total	¥70	¥15

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.
(4)	In accordance with ASU 2015-07, certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Year ended March 31
	2015	2016	2017
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥1	¥1
Private equity investments	1	1	0
Loans and receivables	4	5	1
Collateralized agreements(3)	4	2	6
Other assets(2)	6	(22)	10

Total	¥15	¥(13)	¥18

Liabilities:
Short-term borrowings(4)	¥11	¥14	¥(42)
Collateralized financing(3)	(2)	6	(1)
Long-term borrowings(4)(5)	(7)	79	7
Other liabilities(6)	0	(2)	0

Total	¥2	¥97	¥(36)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2016
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,188	¥2,445	¥2,197	¥418	¥8,248

	Billions of yen
	March 31, 2017
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,494	¥2,047	¥1,315	¥479	¥6,335

(1)	Other than above, there were ¥577 billion and ¥544 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2016 and 2017, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2016(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥3,476	¥3,476	¥3,476	¥—	¥—
Time deposits	197	197	—	197	—
Deposits with stock exchanges and other segregated cash	226	226	—	226	—
Loans receivable(2)	1,605	1,605	—	1,180	425
Securities purchased under agreements to resell	9,205	9,205	—	9,205	—
Securities borrowed	5,872	5,872	—	5,872	—

Total	¥20,581	¥20,581	¥3,476	¥16,680	¥425

Liabilities:
Short-term borrowings	¥663	¥663	¥1	¥641	¥21
Deposits received at banks	2,223	2,223	—	2,223	0
Securities sold under agreements to repurchase	14,192	14,192	—	14,192	—
Securities loaned	1,937	1,936	—	1,936	—
Long-term borrowings	8,130	8,128	104	7,692	332

Total	¥27,145	¥27,142	¥105	¥26,684	¥353

	Billions of yen
	March 31, 2017(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,537	¥2,537	¥2,537	¥—	¥—
Time deposits	208	208	—	208	—
Deposits with stock exchanges and other segregated cash	227	227	—	227	—
Loans receivable(2)	1,874	1,875	—	1,405	470
Securities purchased under agreements to resell	11,457	11,457	—	11,452	5
Securities borrowed	7,273	7,272	—	7,272	—

Total	¥23,576	¥23,576	¥2,537	¥20,564	¥475

Liabilities:
Short-term borrowings	¥543	¥543	¥—	¥473	¥70
Deposits received at banks	1,133	1,133	—	1,132	1
Securities sold under agreements to repurchase	17,096	17,096	—	17,093	3
Securities loaned	1,627	1,626	—	1,626	—
Long-term borrowings	7,195	7,218	109	6,697	412

Total	¥27,594	¥27,616	¥109	¥27,021	¥486

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.